Loans Receivable, Net	12 Months Ended
Dec. 31, 2017
Loans Receivable, Net [Abstract]
LOANS RECEIVABLE, NET

10. Loans Receivable, Net

The interest rates on loans issued ranged between 4% ~24% and 17.28% ~24.00% for the years ended December 31, 2017 and 2016, respectively.

Loans receivable consisted of the following:

	December 31,	December 31,
	2017	2016
Business loans	$56,215,822	$58,387,204
Personal loans	125,340,963	96,332,530
Total loan receivable	181,556,785	154,719,734
Provision for loan losses
Collectively assessed	(99,563)	(1,405,536)
Individually assessed	(64,195,127)	(5,020,771)
Provision for loan losses	(64,294,690)	(6,426,307)
Loans receivable, net	$117,262,095	$148,293,427

Loans receivable – related parties, net	$1,244,739	$2,109,780
Loans receivable – third parties, net	$116,017,356	$146,183,647

The Company originates loans to customers located primarily in Urumqi City, Xinjiang Province. This geographic concentration of credit exposes the Company to a higher degree of risk associated with this economic region.

All loans are short-term loans that the Company has made to either business or individual customers. As of December 31, 2017 and 2016, the Company had 59 and 71 business loan customers, and 174 and 151 personal loan customers, respectively. Most loans are either guaranteed by a third party or related parties (please refer to Note 26) whose financial strength is assessed by the Company to be sufficient or secured by collateral. Provision for loan losses is estimated on a quarterly basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions.

For the years ended December 31, 2017 and 2016, a provision of $55,299,749 and $4,650,887 were charged to the statement of income, respectively. Nil and $91,812 write-offs against provisions have occurred for these periods, respectively.

Interest on loans receivable is accrued and credited to income as earned. The Company determines a loan's past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

The following table represents the aging of loans as of December 31, 2017 by type of loan:

	1-89 Days Past Due	90-179 Days Past Due	180-365 Days Past Due	Over 1 year Past Due	Total Past Due	Current	Total Loans
Business loans	$9,976,350	$4,368,880	$507,116	$6,925,968	$21,778,314	$34,437,508	$56,215,822
Personal loans	28,303,969	30,824,416	3,777,245	940,469	63,846,099	61,494,864	125,340,963
	$38,280,319	$35,193,296	$4,284,361	$7,866,437	$85,624,413	$95,932,372	$181,556,785

The following table represents the aging of loans as of December 31, 2016 by type of loan:

	1-89 Days Past Due	90-179 Days Past Due	180-365 Days Past Due	Over 1 year Past Due	Total Past Due	Current	Total Loans
Business loans	$-	$719,966	$5,077,202	$719,966	$6,517,134	$51,870,070	$58,387,204
Personal loans	-	-	881,239	-	881,239	95,451,291	96,332,530
	$-	$719,966	$5,958,441	$719,966	$7,398,373	$147,321,361	$154,719,734

Analysis of loans by collateral

The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2017:

	Business loans	Personal loans	Total
Guarantee backed loans	$36,515,140	$43,953,134	$80,468,274
Pledged assets backed loans	13,861,166	79,028,972	92,890,138
Collateral backed loans	5,839,516	2,358,857	8,198,373
	$56,215,822	$125,340,963	$181,556,785

The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2016:

	Business loans	Personal loans	Total
Guarantee backed loans	$44,114,593	$40,442,991	$84,557,584
Pledged assets backed loans	11,392,746	53,489,172	64,881,918
Collateral backed loans	2,879,865	2,400,367	5,280,232
	$58,387,204	$96,332,530	$154,719,734

Most guarantee backed loans were guaranteed by shareholders of the Company. (See Note 26).

Collateral Backed Loans

A collateral backed loan is a loan in which the borrower puts up an asset under their ownership, possession or control, as collateral for the loan. An asset usually is land use rights, equity shares, equipment or buildings. The loan is secured against the collateral and we do not take physical possession of the collateral at the time the loan is made.  We will verify ownership of the collateral and then register the collateral with the appropriate government entities to complete the secured transaction.  In the event that the borrower defaults, we can then take possession of the collateral asset and sell it to recover the outstanding balance owed. If the sale proceeds of the collateral asset is not sufficient to pay off the loan in full, we will file a lawsuit against the borrower and seek judgment for the remaining balance.

Pledged Asset Backed Loans

Pledged assets backed loans are loans with pledged assets. Lenders has rights of access to the pledged assets at the time the loan is made and do not need to register them with government entities to secure the loan.  If the borrower defaults, we can sell the assets to recover the outstanding balance owed. For the supply chain financing involved for tire industry, the borrowers pledged with inventory and the whole sellers (certain are related parties) guarantee the repayment of loan if the borrowers defaults.

Both collateral loans and pledged loans are considered secured loans. The amount of a loan that lenders provide depends on the value of the collateral pledged.

Guarantee Backed Loans

A guaranteed loan is a loan guaranteed by a corporation or high net worth individual which includes related parties (refer to Note 26).  As of December 31, 2017 and 2016, guaranteed loans make up 44.3% and 54.7% of our direct loan portfolio, respectively.

As of December 31, 2017 and 2016, the Company pledged $5,310,886 and $50,396,198 gross loans receivable for loans the Company borrowed from China Great Wall Assets Management Co. Ltd. and related parties, loan-to-pledge ratios were 289% and 29% (See Note 17), which consisted of the following:

	December 31,	December 31,
	2017	2016
Business loans	$-	$10,966,526
Personal loans	5,310,886	39,429,672
Total pledged loans receivable	$5,310,886	$50,396,198